Related party transactions (Details 2) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of transactions between related parties [line items]
Financial operations		$ 5		$ 156
Donations		(170)	(286)	(170)
Total associates and joint ventures		(39)	245	806
Total other related parties		(242)	22	(659)
Total Directors and Senior Management		(453)	(663)	(584)
Total		(729)	(396)	(281)
Other associates and joint ventures [Member]
Disclosure of transactions between related parties [line items]
Corporate services		(131)	30	84
Financial operations		37	10	3
Leases and/or rights of use		9	59	67
Fees and remunerations				9
CAMSA and its subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Management fee		(211)		(1,456)
Taaman [Member]
Disclosure of transactions between related parties [line items]
Corporate services			46	397
Willi-Food International Ltd. [Member]
Disclosure of transactions between related parties [line items]
Corporate services				364
Other related parties [Member]
Disclosure of transactions between related parties [line items]
Corporate services	[1]			11
Financial operations	[1]		3	63
Leases and/or rights of use	[1]	(4)	31	27
Fees and remunerations	[1]	(23)	(16)	(23)
Legal services	[1]	(6)	(9)	(9)
Donations	[1]		(33)	(33)
IFISA [Member]
Disclosure of transactions between related parties [line items]
Financial operations		5		156
Directors [Member]
Disclosure of transactions between related parties [line items]
Fees and remunerations		(406)	(546)	(480)
Compensation of Directors and senior management		(30)	(63)	(40)
Senior Management [Member]
Disclosure of transactions between related parties [line items]
Compensation of Directors and senior management		(17)	(54)	(64)
Agrofy S.A. [Member]
Disclosure of transactions between related parties [line items]
Management fees / Directory			3	13
Agro-Uranga S.A.[Member]
Disclosure of transactions between related parties [line items]
Sale of goods and/or services				7
Banco de Crédito y Securitización S.A. [Member]
Disclosure of transactions between related parties [line items]
Financial operations				81
Leases and/or rights of use		38	30	2
Condor [Member]
Disclosure of transactions between related parties [line items]
Financial operations				284
Tarshop S.A. [Member]
Disclosure of transactions between related parties [line items]
Leases and/or rights of use			59
ISPRO-MEHADRIN [Member]
Disclosure of transactions between related parties [line items]
Sale of goods and/or services			$ 30	$ 296

[1]	Includes Estudio Zang, Bergel & Vines, Isaac Elsztain e Hijos S.C.A., San Bernando de Cordoba S.A., Fundacion IRSA, Hamonet, BHN Sociedad de Inversion, BACS Administradora de Activos S.A., BHN Seguros Generales S.A. and BHN Vida S.A.